Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation
Schedule of regarding companies accounted by the equity method by the Bank is provided

		Quantity of Shares or Quotas Owned (in Thousands)			12/31/2022
Investments	Activity	Common Shares and Quotas	Preferred Shares	Direct Participation	Consolidated Participation
Controlled by Banco Santander
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	50,159	-	100.00%	100.00%
Ben Benefícios e Serviços Instituição de Pagamentos S.A.(BEN Benefícios)	Means of Payment	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Other Activities	10,001	-	100.00%	100.00%
GIRA - Gestão Integrada de Recebíveis do Agronegócio S.A. (GIRA)	Tecnology	381	-	80.00%	80.00%
Liderança Serviços Especializados em Cobranças Ltda.	Collection Management and Credit Recovery	257,306	-	100.00%	100.00%
Return Capital Serviços de Recuperação de Créditos S.A.	Collection Management and Credit Recovery	31,857	-	100.00%	100.00%
Rojo Entretenimento S.A.	Other Activities	7,417	-	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Other Activities	30,988	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying Club	575,670	-	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	14,067,640	14,067,640	99.99%	99.99%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Broker	7,184	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	-	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	-	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Other Activities	241,941	-	100.00%	100.00%
SX Negócios Ltda.	Other Activities	75,050	-	100.00%	100.00%
SX Tools Soluções e Serviços Compartilhados LTDA	Other Activities	192,000	-	100.00%	100.00%
Controlled by Aymoré CFI
Banco PSA Finance Brasil S.A. (Banco PSA)	Bank	105	-	50.00%	50.00%
Banco Hyundai Capital Brasil S.A.	Bank	150,000	-	50.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A. (Solution 4Fleet)	Tecnology	328	-	80.00%	80.00%
Controlled by Santander Leasing
Banco Bandepe S.A.	Bank	3,589	-	100.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A. (Santander DTVM)	Distributor	461	-	100.00%	100.00%
Controlled by Sancap
Santander Capitalização S.A.	Capitalization	64,615	-	100.00%	100.00%
Evidence Previdência S.A.	Private Pension	42,819,564	-	100.00%	100.00%
Controlled by Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Other Activities	17,084	-	0.00%	100.00%
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	Technology	3,808	-	0.00%	90.00%
Controlled by Santander Corretora de Títulos de Valores Mobiliários Ltda
Toro Corretora de Títulos e de Valores Mobiliários Ltda. (Toro CTVM)	Broker	21,726	-	0.00%	63.00%
Toro Investimentos S.A.	Investments	44,101	-	0.00%	14.78%
Controlled by Toro Corretora de Títulos de Valores Mobiliários Ltda
Toro Investimentos S.A.	Investments	228,461	-	0.00%	76.55%
Jointly Controlled Companies by Sancap
Santander Auto S.A.	Technology	22,452	-	0.00%	50.00%
Controlled by Toro Investimentos S.A.
Monetus Investimentos S.A.	Investments	918,264	-	0.00%	100.00%
Mobills Labs Soluções em Tecnologia Ltda.	Technology	1,122,000	-	0.00%	100.00%
Controlled by Mobillis Labs Soluções em Tecnologia Ltda
Mob Soluções em Tecnologia Ltda.	Technology	20	-	0.00%	100.00%
Controlled by Monetus Investimentos S.A.
Mobills Corretora De Seguros Ltda.	Broker	510	-	0.00%	100.00%